STATEMENTS OF CONVERTIBLE PREFERRED AND COMMON STOCK AND STOCKHOLDERS’ DEFICIT - USD ($) $ in Thousands		Total		Previously Reported	Series A Convertible Preferred Stock		Series A-1 Convertible Preferred Stock		Class B Convertible Preferred Stock		Class B convertible common stock		Class A Common Stock		Class A Common Stock Previously Reported [1]	Additional Paid-in Capital		Accumulated Deficit		Accumulated Other Comprehensive Income
Beginning balance, temporary equity (in shares) at Dec. 31, 2021	[1]				12,077,942		0		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2021	[1]				$ 24,381		$ 0		$ 0		$ 5,900
Convertible Preferred and Common Stock
Issuance of convertible preferred stock, net of issuance costs (in shares)	[1]				9,899,340		2,950,548
Issuance of convertible preferred stock, net of issuance costs	[1]				$ 20,240		$ 9,893
Ending balance, temporary equity (in shares) at Dec. 31, 2022	[1]				21,977,282		2,950,548		0		2,744,184
Ending balance, temporary equity at Dec. 31, 2022		$ 60,414			$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Beginning balance at Dec. 31, 2021	[1]	(14,214)											$ 1			$ 251		$ (14,466)		$ 0
Beginning balance, common stock (in shares) at Dec. 31, 2021	[1]												1,891,985
Stockholders' Deficit
Exercise of stock options (in shares)	[1]												55,003
Exercise of stock options	[1]	135											$ 9			126
Share-based compensation	[1]	721														721
Unrealized gain on marketable securities		0
Net loss	[1]	$ (10,811)																(10,811)
Ending balance, common stock (in shares) at Dec. 31, 2022		1,946,988											1,946,988		1,946,988
Ending balance at Dec. 31, 2022	[1]	$ (24,169)											$ 10			1,098		(25,277)		0
Convertible Preferred and Common Stock
Issuance of convertible preferred stock, net of issuance costs (in shares)									28,019,181
Issuance of convertible preferred stock, net of issuance costs									$ 82,976
Ending balance, temporary equity (in shares) at Mar. 31, 2023					21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Mar. 31, 2023					$ 44,621		$ 9,893		$ 82,976		$ 5,900
Stockholders' Deficit
Share-based compensation		142														142
Net loss		(12,670)																(12,670)
Ending balance, common stock (in shares) at Mar. 31, 2023													1,952,581
Ending balance at Mar. 31, 2023		(36,678)											$ 10			1,259		(37,947)		0
Beginning balance, temporary equity (in shares) at Dec. 31, 2022	[1]				21,977,282		2,950,548		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2022		60,414			$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Ending balance, temporary equity (in shares) at Jun. 30, 2023					21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Jun. 30, 2023					$ 44,621		$ 9,893		$ 82,976		$ 5,900
Beginning balance at Dec. 31, 2022	[1]	$ (24,169)											$ 10			1,098		(25,277)		0
Beginning balance, common stock (in shares) at Dec. 31, 2022		1,946,988											1,946,988		1,946,988
Stockholders' Deficit
Unrealized gain on marketable securities		$ (14)
Net loss		(27,396)
Ending balance, common stock (in shares) at Jun. 30, 2023													1,958,174
Ending balance at Jun. 30, 2023		(51,210)											$ 10			1,467		(52,673)		(14)
Beginning balance, temporary equity (in shares) at Dec. 31, 2022	[1]				21,977,282		2,950,548		0		2,744,184
Beginning balance, temporary equity at Dec. 31, 2022		60,414			$ 44,621	[1]	$ 9,893	[1]	$ 0	[1]	$ 5,900	[1]
Convertible Preferred and Common Stock
Issuance of convertible preferred stock, net of issuance costs (in shares)	[1]								28,019,181
Issuance of convertible preferred stock, net of issuance costs	[1]								$ 82,976
Ending balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]				21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Dec. 31, 2023		143,390			$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Beginning balance at Dec. 31, 2022	[1]	$ (24,169)											$ 10			1,098		(25,277)		0
Beginning balance, common stock (in shares) at Dec. 31, 2022		1,946,988											1,946,988		1,946,988
Stockholders' Deficit
Exercise of stock options (in shares)	[1]												22,372
Exercise of stock options	[1]	$ 76														76
Share-based compensation	[1]	1,343														1,343
Unrealized gain on marketable securities	[1]	6																		6
Net loss	[1]	$ (69,968)																(69,968)
Ending balance, common stock (in shares) at Dec. 31, 2023		1,969,360		1,969,360							2,744,184		1,969,360	[2]	1,969,360
Ending balance at Dec. 31, 2023	[1]	$ (92,712)	[3]										$ 10	[2]		2,517	[2]	(95,245)	[2]	6	[2]
Beginning balance, temporary equity (in shares) at Mar. 31, 2023					21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Mar. 31, 2023					$ 44,621		$ 9,893		$ 82,976		$ 5,900
Ending balance, temporary equity (in shares) at Jun. 30, 2023					21,977,282		2,950,548		28,019,181		2,744,184
Ending balance, temporary equity at Jun. 30, 2023					$ 44,621		$ 9,893		$ 82,976		$ 5,900
Beginning balance at Mar. 31, 2023		(36,678)											$ 10			1,259		(37,947)		0
Beginning balance, common stock (in shares) at Mar. 31, 2023													1,952,581
Stockholders' Deficit
Share-based compensation		189														189
Unrealized gain on marketable securities		(14)																		(14)
Net loss		(14,726)																(14,726)
Ending balance, common stock (in shares) at Jun. 30, 2023													1,958,174
Ending balance at Jun. 30, 2023		(51,210)											$ 10			1,467		(52,673)		(14)
Beginning balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]				21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Dec. 31, 2023		143,390			$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Ending balance, temporary equity (in shares) at Mar. 31, 2024					0		0		0		0
Ending balance, temporary equity at Mar. 31, 2024					$ 0		$ 0		$ 0		$ 0
Beginning balance at Dec. 31, 2023	[1]	$ (92,712)	[3]										$ 10	[2]		2,517	[2]	(95,245)	[2]	6	[2]
Beginning balance, common stock (in shares) at Dec. 31, 2023		1,969,360		1,969,360							2,744,184		1,969,360	[2]	1,969,360
Stockholders' Deficit
Share-based compensation		$ 947														947
Unrealized gain on marketable securities		(7)																		(7)
Net loss		(16,648)																(16,648)
Ending balance, common stock (in shares) at Mar. 31, 2024													25,500,130
Ending balance at Mar. 31, 2024		198,167											$ 0			310,061		(111,893)		(1)
Beginning balance, temporary equity (in shares) at Dec. 31, 2023	[1],[2]				21,977,282		2,950,548		28,019,181		2,744,184
Beginning balance, temporary equity at Dec. 31, 2023		143,390			$ 44,621	[1],[2]	$ 9,893	[1],[2]	$ 82,976	[1],[2]	$ 5,900	[1],[2]
Ending balance, temporary equity (in shares) at Jun. 30, 2024					0		0		0		0
Ending balance, temporary equity at Jun. 30, 2024		0			$ 0		$ 0		$ 0		$ 0
Beginning balance at Dec. 31, 2023	[1]	$ (92,712)	[3]										$ 10	[2]		2,517	[2]	(95,245)	[2]	6	[2]
Beginning balance, common stock (in shares) at Dec. 31, 2023		1,969,360		1,969,360							2,744,184		1,969,360	[2]	1,969,360
Stockholders' Deficit
Unrealized gain on marketable securities		$ (68)
Net loss		$ (26,902)
Ending balance, common stock (in shares) at Jun. 30, 2024		25,845,671									0		25,845,671
Ending balance at Jun. 30, 2024		$ 192,921	[3]										$ 0			315,130		(122,147)		(62)
Beginning balance, temporary equity (in shares) at Mar. 31, 2024					0		0		0		0
Beginning balance, temporary equity at Mar. 31, 2024					$ 0		$ 0		$ 0		$ 0
Ending balance, temporary equity (in shares) at Jun. 30, 2024					0		0		0		0
Ending balance, temporary equity at Jun. 30, 2024		0			$ 0		$ 0		$ 0		$ 0
Beginning balance at Mar. 31, 2024		198,167											$ 0			310,061		(111,893)		(1)
Beginning balance, common stock (in shares) at Mar. 31, 2024													25,500,130
Stockholders' Deficit
Exercise of stock options (in shares)													338,260
Exercise of stock options		3,413														3,413
Share-based compensation		1,597														1,597
Unrealized gain on marketable securities		(61)																		(61)
Net loss		$ (10,254)																(10,254)
Ending balance, common stock (in shares) at Jun. 30, 2024		25,845,671									0		25,845,671
Ending balance at Jun. 30, 2024		$ 192,921	[3]										$ 0			$ 315,130		$ (122,147)		$ (62)

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.
[2]	Retroactively recast for the reverse recapitalization as described in Note 3.
[3]	Retroactively recast for the reverse recapitalization as described in Note 3.